LONG-TERM DEBT, EXCLUDING CURRENT MATURITIES (Maturities Of Long-Term Debt) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
LONG-TERM DEBT, EXCLUDING CURRENT MATURITIES [Abstract]
First year	$ 509	$ 670
Second year	674
Third year	460
Fourth year	420
Fifth year and thereafter	284
Total long-term debt	$ 2,347	$ 2,082